SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST - Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Consideration paid upon award vesting in share-based payment arrangement	$ 0
A Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	15.6	14.3
B Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	4.5	5.2
A Class American Depositary Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	4.5	5.1
Bottom of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Top of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%